Taxation (Tables)	6 Months Ended
Sep. 30, 2025
Taxation
Schedule of income tax expense

	Six months ended 30 September
	2025	2024
	€ m	€ m
United Kingdom corporation tax (expense)/income
Current period	(18)	(44)
Adjustments in respect of prior periods	(3)	2
Overseas current tax (expense)/income
Current period	(439)	(551)
Adjustments in respect of prior periods	7	39
Total current tax expense	(453)	(554)

Deferred tax on origination and reversal of temporary differences
United Kingdom deferred tax 1	(143)	(27)
Overseas deferred tax	(465)	(319)
Total deferred tax expense	(608)	(346)

Total income tax expense	(1,061)	(900)
Note:
1.	The increase in the utilisation of deferred tax assets in the UK during the six months ended 30 September 2025 was primarily attributable to the one-off gain of € 782 million on certain bond buybacks.